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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number: __________

       This Amendment (Check only one):     [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     ALPS Advisors, Inc.
Address:  1290 Broadway, Suite 1100
          Denver, CO 80203

Form 13F File Number: 028-12230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bradley J. Swenson
Title:  Chief Compliance Officer
Phone:  303-623-2577

Signature, Place, and Date of Signing:

 /s/ Bradley J. Swenson    Denver, Colorado          February 10, 2010
 ------------------------  ------------------------  ------------------------
 [Signature]               [City, State]             [Date]

Report Type (Check only one):

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    -------------------------------------
28-05690                Matrix Asset Advisors, Inc.
28-06683                TCW Investment Management Co.
28-03579                Schneider Capital Management Corp.
28-04129                M.A. Weatherbie and Co., Inc.
28-03791                Pzena Investment Management
28-12592                The Bank of New York Mellon
28-04557                Wellington Management Company, LLP
28-13552                Arrow Investment Advisors, LLC
28-13456                GNI Capital, Inc.
28-05923                Cornerstone Capital Management, Inc.
28-05179                Mazama Capital Management, Inc.
028-10679               Clough Capital Partners LP
028-10917               Jefferies Group, Inc.
028-11239               Jefferies Asset Management, LLC
028-13577               RiverFront Investment Group
028-14056               Red Rocks Capital LLC

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $ 487,153.70 (thousands)

List of Other Included Managers:

No. Form 13F File Number Name

NONE

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                                             TITLE OF
  NAME OF ISSUER                             CLASS        CUSIP VALUE (X$1,000)
  BANCO SANTANDER BRASIL SA................. Common Stock 05967A107      197.20
  SUNTECH POWER HOLDINGS CO................. Common Stock 86800C104      109.02
  BANCO BRADESCO SA......................... Common Stock 059460303    1,755.31
  ECOPETROL SA SPON. ADR.................... Common Stock 279158109      524.01
  GERDAU SA................................. Common Stock 373737105    1,601.13
  INFOSYS TECHNOLOGIES LTD.................. Common Stock 456788108    1,248.62
  ITAU UNIBANCO HOLDING SA.................. Common Stock 465562106    2,666.55
  LAN AIRLINES SA........................... Common Stock 501723100    2,817.17
  NEW ORIENTAL EDUCATION &.................. Common Stock 647581107    2,085.24
  STERLITE INDUSTRIES INDIA................. Common Stock 859737207    2,000.18
  VALE SA - ADR............................. Common Stock 91912E105    4,361.07
  BRF - BRASIL FOODS SA..................... Common Stock 10552T107    7,653.53
  CIA BRASILEIRA DE DISTRIB................. Common Stock 20440T201    3,850.32
  CIA SIDERURGICA NACIONAL.................. Common Stock 20440W105    1,853.02
  CIA DE BEBIDAS DAS AMERIC................. Common Stock 20441W203   16,153.19
  CTRIP.COM-ADR............................. Common Stock 22943F100    3,666.27
  ICICI BANK LTD............................ Common Stock 45104G104    1,126.13
  PETROLEO BRASILEIRO SA.................... Common Stock 71654V408    2,246.56
  BAIDU.COM - SPON ADR...................... Common Stock 056752108      311.41
  HDFC BANK LTD............................. Common Stock 40415F101      384.02
  iPath Dow Jones AIG Dow Jones Commodity... ETF          06738C778   13,714.40
  iShs Barclays TIPS ETF.................... ETF          464287176   26,439.28
  iShs Interm Credit ETF.................... ETF          464288638   14,582.89
  iShs MSCI EAFE Index ETF.................. ETF          464287465   25,688.34
  iShs S&P 500 Index ETF.................... ETF          464287200  114,008.04
  SPDR S&P Intl SmCap ETF................... ETF          78463X871      579.45
  Vgrd Emerging Mkt ETF..................... ETF          922042858   16,736.27
  Vgrd Europe Pacific ETF................... ETF          921943858   22,983.09
  Vgrd REIT ETF............................. ETF          922908553   12,338.04
  Vgrd Short-Term Bond ETF.................. ETF          921937827   34,292.78
  Vgrd Small-Cap ETF........................ ETF          922908751   37,463.21
  Vgrd Bond Mkt ETF......................... ETF          921937835   58,748.73
  MATERIALS SELECT SECTOR SPDR.............. ETF          81369Y100    5,965.00
  HEALTH CARE SELECT SECTOR SPDR............ ETF          81369Y209    5,789.04
  CONSUMER STAPLES SELECT SECTOR SPDR....... ETF          81369Y308    5,805.31
  CONSUMER DISCRETIONARY SELECT SECTOR SPDR. ETF          81369Y407    5,826.38
  ENERGY SELECT SECTOR SPDR................. ETF          81369Y506    6,025.52
  FINANCIAL SELECT SECTOR SPDR FUND......... ETF          81369Y605    5,979.85
  INDUSTRIAL SELECT SECTOR SPDR............. ETF          81369Y704    5,876.64
  TECHNOLOGY SELECT SECTOR SPDR............. ETF          81369Y803    5,841.73
  UTILITIES SELECT SECTOR SPDR.............. ETF          81369Y886    5,859.77
                                                                     487,153.70

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      SHARES OR                      INVESTMENT OTHER    VOTING AUTHORITY
      PRN AMOUNT     SH/PRN PUT/CALL DISCRETION MANAGERS SOLE SHARED NONE
       14,500.0000     SH             DEFINED                14,500.0000
       13,611.0000     SH             DEFINED                13,611.0000
       86,511.0000     SH             DEFINED                86,511.0000
       12,013.0000     SH             DEFINED                12,013.0000
      114,448.0000     SH             DEFINED               114,448.0000
       16,412.0000     SH             DEFINED                16,412.0000
      111,060.0000     SH             DEFINED               111,060.0000
       91,526.0000     SH             DEFINED                91,526.0000
       19,816.0000     SH             DEFINED                19,816.0000
      120,930.0000     SH             DEFINED               120,930.0000
      126,152.0000     SH             DEFINED               126,152.0000
      453,408.0000     SH             DEFINED               453,408.0000
       91,718.0000     SH             DEFINED                91,718.0000
      111,159.0000     SH             DEFINED               111,159.0000
      520,567.0000     SH             DEFINED               520,567.0000
       90,637.0000     SH             DEFINED                90,637.0000
       22,238.0000     SH             DEFINED                22,238.0000
       59,370.0000     SH             DEFINED                59,370.0000
        3,226.0000     SH             DEFINED                 3,226.0000
          2,298.00     SH             DEFINED                   2,298.00
        279,202.00     SH             DEFINED                 279,202.00
        245,901.00     SH             DEFINED                 245,901.00
        138,647.00     SH             DEFINED                 138,647.00
        441,153.00     SH             DEFINED                 441,153.00
        903,034.00     SH             DEFINED                 903,034.00
         18,789.00     SH             DEFINED                  18,789.00
        347,586.00     SH             DEFINED                 347,586.00
        635,770.00     SH             DEFINED                 635,770.00
        222,829.00     SH             DEFINED                 222,829.00
        426,209.00     SH             DEFINED                 426,209.00
        515,809.00     SH             DEFINED                 515,809.00
        731,889.00     SH             DEFINED                 731,889.00
        154,935.00     SH             DEFINED                 154,935.00
        183,779.00     SH             DEFINED                 183,779.00
        198,066.00     SH             DEFINED                 198,066.00
        155,744.00     SH             DEFINED                 155,744.00
         88,286.00     SH             DEFINED                  88,286.00
        374,912.00     SH             DEFINED                 374,912.00
        168,385.00     SH             DEFINED                 168,385.00
        231,999.00     SH             DEFINED                 231,999.00
        186,974.00     SH             DEFINED                 186,974.00
      8,731,498.00                                        8,731,498.0000